LOANS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 6 – LOANS PAYABLE

The components of loans payable as of June 30, 2024 and December 31, 2023 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	June 30, 2024	December 31, 2023
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	100,000
February 9, 2023	$10,000	Due on demand	N/A	10,000	10,000
March 1, 2023	$50,000	Due on demand	N/A	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15%	25,000	25,000
May 19, 2023	$4,000	Due on demand	N/A	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12%	40,000	40,000
July 12, 2023	$4,150	Due on demand	N/A	4,150	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	N/A	2,000	1,000
December 26, 2023	$100,000	April 18, 2024	N/A	100,000	100,000
February 9,2024	$1,000	Due on demand	N/A	1,000	-

Total loans payable				$424,150	$422,150
Less: Unamortized debt discount				-	(23,904)
				424,150	398,246
Less: Current portion				424,150	398,246
Long-term portion				$-	$-

During the six months ended June 30, 2024 and 2023, the Company borrowed $2,000 and $164,000 non-secured loans, without interest, due on demand.

On December 26, 2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, non-secured, free interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

As of June 30, 2024, and December 31, 2023, six and five loans with unpaid balance of $193,000 and $93,000 are in default, respectively.

During the six months ended June 30, 2024 and 2023, the Company recognized interest and default penalty of $3,596 and $4,147 and amortization debt discount of $23,904 and $0, respectively.

As of June 30, 2024, and December 31, 2023, the Company had loans payable of $424,150 and $422,150, accrued interest of $17,680 and $14,085 and amortization debt discount of $0 and $23,904, respectively.

NOTE 6 – LOANS PAYABLE

The components of loans payable as of December 31,2023 and December 31,2022 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	-
February 9, 2023	$10,000	Due on demand	N/A	10,000	-
March 1, 2023	$50,000	Due on demand	N/A	50,000	-
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	-
May 19, 2023	$4,000	Due on demand	N/A	4,000	-
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	-
July 12, 2023	$4,150	Due on demand	N/A	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	-
October 6, 2023	$10,000	October 6, 2024	7%	10,000	-
December 6, 2023	$1,000	Due on demand	N/A	1,000	-
December 26, 2023	$100,000	April 18, 2024	0%	100,000	-

Total loans payable				$422,150	$28,000
Less: Unamortized debt discount				(23,904)	-
				398,246	28,000
Less: Current portion				398,246	28,000
Long-term portion				$-	$-

During the years ended December 31,2023 and 2022, the Company borrowed $394,150 and $40,500 and repaid $0 and $12,500, respectively.

As of December 31,2023, five loans with unpaid balance of $93,000 are in default and the Company recorded applicable 5% penalty of $1,229.

On December 26,2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, free of interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

During the years ended December 31,2023 and 2022, the Company recorded interest of $12,779 and $1,306, amortization of debt discounts of $1,096 and $0 respectively.

As of December 31,2023, and December 31,2022, the Company had loans payable of $422,150 and $28,000, accrued interest of $14,085 and $1,306 and amortization debt discount of $23,904 and $0, respectively.